Guarantor and Non-Guarantor Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	$ 855.8	$ 730.9	$ 391.6
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0	(737.3)	0
Additions to property, plant, and equipment	(206.5)	(274.2)	(180.1)
Equity investment in affiliate	0	(35.9)	0
Proceeds from divestiture	0	9.3	0
Purchases of marketable securities	0	0	(75.6)
Sales and maturities of marketable securities	0	18.6	57.1
Proceeds from disposal of property, plant, and equipment	3.3	4.0	5.8
Other - net	17.6	(20.4)	(0.1)
Net Cash Used for Investing Activities	(185.6)	(1,035.9)	(192.9)
FINANCING ACTIVITIES
Repayments of long-term debt	(50.0)	0	(10.0)
Proceeds from long-term debt	0	748.6	400.0
Quarterly dividends paid	(222.8)	(213.7)	(194.0)
Purchase of treasury shares	(364.2)	(315.8)	(389.1)
Proceeds from stock option exercises	2.2	2.8	14.5
Investments in subsidiaries	0	0	0
Intercompany	0	0	0
Other - net	(6.2)	(2.3)	8.2
Net Cash (Used for) Provided by Financing Activities	(641.0)	219.6	(170.4)
Effect of exchange rate changes on cash	(2.5)	(4.7)	7.9
Net increase (decrease) in cash and cash equivalents	26.7	(90.1)	36.2
Cash and cash equivalents at beginning of year	229.7	319.8	283.6
Cash and Cash Equivalents at End of Year	256.4	229.7	319.8
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	206.6	1,622.9	212.4
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0
Additions to property, plant, and equipment	(33.6)	(53.0)	(59.1)
Equity investment in affiliate		0
Proceeds from divestiture		0
Purchases of marketable securities			(75.6)
Sales and maturities of marketable securities		18.6	57.1
Proceeds from disposal of property, plant, and equipment	0	0.2	1.1
Other - net	(9.5)	0	0
Net Cash Used for Investing Activities	(43.1)	(34.2)	(76.5)
FINANCING ACTIVITIES
Repayments of long-term debt	(50.0)		(10.0)
Proceeds from long-term debt		748.6	400.0
Quarterly dividends paid	(222.8)	(213.7)	(194.0)
Purchase of treasury shares	(364.2)	(315.8)	(389.1)
Proceeds from stock option exercises	2.2	2.8	14.5
Investments in subsidiaries	2.1	(2,935.4)	419.9
Intercompany	465.4	1,028.6	(395.7)
Other - net	3.5	(2.3)	7.6
Net Cash (Used for) Provided by Financing Activities	(163.8)	(1,687.2)	(146.8)
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	(0.3)	(98.5)	(10.9)
Cash and cash equivalents at beginning of year	108.3	206.8	217.7
Cash and Cash Equivalents at End of Year	108.0	108.3	206.8
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	53.9	165.0	93.0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0
Additions to property, plant, and equipment	(103.1)	(133.6)	(53.4)
Equity investment in affiliate		0
Proceeds from divestiture		0
Purchases of marketable securities			0
Sales and maturities of marketable securities		0	0
Proceeds from disposal of property, plant, and equipment	0.1	0.4	0.3
Other - net	3.4	(3.5)	0
Net Cash Used for Investing Activities	(99.6)	(136.7)	(53.1)
FINANCING ACTIVITIES
Repayments of long-term debt	0		0
Proceeds from long-term debt		0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	(181.7)	3,691.9	(17.5)
Intercompany	227.4	(3,720.2)	(22.4)
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	45.7	(28.3)	(39.9)
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	595.3	(1,057.0)	86.2
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		(737.3)
Additions to property, plant, and equipment	(69.8)	(87.6)	(67.6)
Equity investment in affiliate		(35.9)
Proceeds from divestiture		9.3
Purchases of marketable securities			0
Sales and maturities of marketable securities		0	0
Proceeds from disposal of property, plant, and equipment	3.2	3.4	4.4
Other - net	23.7	(16.9)	(0.1)
Net Cash Used for Investing Activities	(42.9)	(865.0)	(63.3)
FINANCING ACTIVITIES
Repayments of long-term debt	0		0
Proceeds from long-term debt		0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	179.6	(756.5)	(402.4)
Intercompany	(692.8)	2,691.6	418.1
Other - net	(9.7)	0	0.6
Net Cash (Used for) Provided by Financing Activities	(522.9)	1,935.1	16.3
Effect of exchange rate changes on cash	(2.5)	(4.7)	7.9
Net increase (decrease) in cash and cash equivalents	27.0	8.4	47.1
Cash and cash equivalents at beginning of year	121.4	113.0	65.9
Cash and Cash Equivalents at End of Year	148.4	121.4	113.0
Eliminations [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	0	0	0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0
Additions to property, plant, and equipment	0	0	0
Equity investment in affiliate		0
Proceeds from divestiture		0
Purchases of marketable securities			0
Sales and maturities of marketable securities		0	0
Proceeds from disposal of property, plant, and equipment	0	0	0
Other - net	0	0	0
Net Cash Used for Investing Activities	0	0	0
FINANCING ACTIVITIES
Repayments of long-term debt	0		0
Proceeds from long-term debt		0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	0	0	0
Intercompany	0	0	0
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	0	0	0
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	$ 0	$ 0	$ 0